Summary of Significant Accounting Policies (Details 1) (USD $)	Sep. 30, 2014
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Lease merchandise - at cost	$ 3,892,682
Accumulated depreciation	(1,019,832)
Impairment reserve	(300,000)
Lease merchandise - net	$ 2,572,850